Schedule of default indicators (Details)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Domestic market
IfrsStatementLineItems [Line Items]
Default indicators	0.01%	0.05%	0.06%
Export market
IfrsStatementLineItems [Line Items]
Default indicators	0.11%	0.14%	0.12%